Trade and other receivables- Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Provision for write-offs of trade and other receivables	€ 8,618	€ 2,608	€ 0